John Hancock
Short Duration Credit Opportunities Fund
Quarterly portfolio holdings 10/31/2020

Fund’s investments
As of 10-31-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.4%					$8,926,428
(Cost $8,941,854)
U.S. Government Agency 1.4%					8,926,428
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (12 month LIBOR + 1.650%) (A)	3.576	12-01-42		267,720	277,366
30 Yr Pass Thru (12 month LIBOR + 1.743%) (A)	3.743	01-01-37		46,502	48,971
Federal National Mortgage Association
30 Yr Pass Thru (B)	2.500	TBA		4,500,000	4,688,438
30 Yr Pass Thru (1 Year CMT + 2.232%) (A)	2.786	01-01-37		187,857	196,733
30 Yr Pass Thru (B)	3.000	TBA		3,000,000	3,135,235
30 Yr Pass Thru (12 month LIBOR + 1.779%) (A)	3.319	04-01-44		272,905	284,383
30 Yr Pass Thru (12 month LIBOR + 1.765%) (A)	3.385	10-01-38		112,330	118,441
Government National Mortgage Association
30 Yr Pass Thru	4.500	01-15-40		78,883	89,485

30 Yr Pass Thru	6.000	08-15-35		75,199	87,376
Foreign government obligations 10.3%					$68,750,958
(Cost $70,634,352)
Angola 0.2%					1,671,821
Republic of Angola
Bond (6 month LIBOR + 4.500%) (A)	4.981	12-07-23		322,000	276,920
Bond (6 month LIBOR + 7.500%) (A)	7.867	07-01-23		981,538	871,669
Bond (C)	9.125	11-26-49		689,000	523,232
Argentina 0.4%					2,884,326
Republic of Argentina
Bond (0.125% to 7-9-21, then 0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter)	0.125	07-09-30		5,134,423	1,874,064
Bond (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	0.125	07-09-35		771,206	252,184
Bond (0.125% to 7-9-21, then 2.000% to 7-9-22, then 3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter)	0.125	01-09-38		448,295	167,214
Bond (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.375% to 7-9-28, then 5.000% thereafter)	0.125	07-09-46		1,435,000	469,963
Bond	1.000	07-09-29		294,164	120,901
Belarus 0.1%					923,253
Republic of Belarus
Bond	6.200	02-28-30		200,000	188,192
Bond	6.378	02-24-31		92,000	86,673
Bond	7.625	06-29-27		655,000	648,388
Benin 0.1%					477,490
Republic of Benin
Bond (C)	5.750	03-26-26	EUR	428,000	477,490
Brazil 0.4%					2,822,249
Brazil Minas SPE
Bond	5.333	02-15-28		835,200	881,136
Bond (C)	5.333	02-15-28		95,200	100,436
Federative Republic of Brazil
Bill (D)	2.492	07-01-21	BRL	360,000	61,706
Bill (D)	3.440	01-01-22	BRL	340,000	56,925
Bill (D)	6.277	01-01-24	BRL	300,000	42,992
Bond	4.625	01-13-28		109,000	117,938
Bond	5.000	01-27-45		569,000	583,515
Bond	5.625	02-21-47		21,000	23,016
Note	10.000	01-01-21	BRL	1,190,000	216,805
2	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Brazil (continued)
Note	10.000	01-01-23	BRL	1,299,000	$255,332
Note	10.000	01-01-27	BRL	950,000	191,901
Note	10.000	01-01-29	BRL	1,075,000	219,089
Note	10.000	01-01-31	BRL	350,000	71,458
Cameroon 0.1%					474,327
Republic of Cameroon
Bond (C)	9.500	11-19-25		453,000	474,327
Chile 0.0%					281,888
Republic of Chile
Bond	4.500	03-01-26	CLP	75,000,000	112,699
Bond (C)	4.700	09-01-30	CLP	110,000,000	169,189
China 0.1%					745,699
People's Republic of China
Bond	1.990	04-09-25	CNY	2,780,000	397,057
Bond	3.130	11-21-29	CNY	830,000	122,912
Bond	3.190	04-11-24	CNY	1,030,000	155,261
Bond	3.290	05-23-29	CNY	470,000	70,469
Colombia 0.5%					3,567,538
Republic of Colombia
Bond	3.000	01-30-30		89,000	90,780
Bond	3.125	04-15-31		175,000	179,463
Bond	3.875	04-25-27		810,000	875,813
Bond	4.500	01-28-26		82,000	90,815
Bond	4.500	03-15-29		317,000	355,833
Bond	5.000	06-15-45		221,000	256,581
Bond	8.125	05-21-24		247,000	297,388
Bond	9.750	07-26-28	COP	427,000,000	125,738
Bond	9.850	06-28-27	COP	2,580,000,000	862,142
Bond	10.375	01-28-33		278,000	432,985
Costa Rica 0.1%					524,965
Republic of Costa Rica
Bond (C)	5.625	04-30-43		190,000	138,225
Bond	7.158	03-12-45		488,000	386,740
Czech Republic 0.1%					394,947
Czech Republic
Bond	0.250	02-10-27	CZK	2,220,000	91,671
Bond	0.950	05-15-30	CZK	1,430,000	60,733
Bond	1.000	06-26-26	CZK	2,190,000	95,078
Bond	4.200	12-04-36	CZK	2,400,000	147,465
Dominican Republic 0.3%					1,725,691
Government of Dominican Republic
Bond (C)	5.875	04-18-24		93,000	98,115
Bond (C)	5.875	01-30-60		227,000	216,785
Bond	5.950	01-25-27		127,000	138,430
Bond	6.500	02-15-48		208,000	213,720
Bond	6.600	01-28-24		347,000	379,448
Bond (C)	7.450	04-30-44		595,000	679,193
Ecuador 0.2%					1,008,456
Republic of Ecuador
Bond (0.500% to 7-31-21, then 5.000% to 7-31-22, then 5.500% to 7-31-23, then 6.000% to 7-31-24, then 6.900% thereafter) (C)	0.500	07-31-30		619,093	408,601
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Ecuador (continued)
Bond (0.500% to 7-31-21, then 1.000% to 7-31-22, then 2.500% to 7-31-23, then 3.500% to 7-31-24, then 5.500% to 7-31-25, then 6.900% thereafter) (C)	0.500	07-31-35		661,569	$361,382
Bond (C)(D)	8.288	07-31-30		524,106	238,473
Egypt 0.4%					2,742,508
Arab Republic of Egypt
Bond (C)	5.250	10-06-25		307,000	304,759
Bond (C)	5.625	04-16-30	EUR	146,000	157,669
Bond (C)	6.125	01-31-22		219,000	225,298
Bond (C)	7.053	01-15-32		644,000	628,356
Bond	7.903	02-21-48		200,000	189,445
Bond (C)	8.150	11-20-59		352,000	332,648
Bond (C)	8.875	05-29-50		896,000	904,333
El Salvador 0.2%					1,669,675
Republic of El Salvador
Bond	6.375	01-18-27		50,000	40,576
Bond (C)	7.625	02-01-41		22,000	16,797
Bond	7.650	06-15-35		264,000	208,827
Bond	7.750	01-24-23		358,000	325,780
Bond	8.250	04-10-32		1,180,000	969,381
Bond	8.625	02-28-29		125,000	108,314
Gabon 0.0%					237,863
Republic of Gabon
Bond	6.375	12-12-24		250,000	237,863
Ghana 0.3%					2,073,764
Republic of Ghana
Bond	7.625	05-16-29		391,000	361,264
Bond (C)	7.625	05-16-29		394,000	364,450
Bond (C)	7.875	03-26-27		32,000	31,040
Bond (C)	8.125	01-18-26		48,000	48,313
Bond (C)	8.627	06-16-49		177,000	155,318
Bond (C)	8.750	03-11-61		336,000	295,680
Bond (C)	8.950	03-26-51		912,000	817,699
Guatemala 0.0%					287,056
Republic of Guatemala
Bond	6.125	06-01-50		233,000	287,056
Honduras 0.0%					256,883
Republic of Honduras
Bond (C)	5.625	06-24-30		233,000	256,883
Indonesia 0.5%					3,029,872
Republic of Indonesia
Bond	2.850	02-14-30		208,000	218,680
Bond (C)	3.850	07-18-27		656,000	731,959
Bond	5.250	01-17-42		402,000	505,253
Bond (C)	5.250	01-08-47		52,000	67,577
Bond	5.625	05-15-23	IDR	138,000,000	9,623
Bond	7.500	05-15-38	IDR	2,598,000,000	179,040
Bond	8.375	03-15-24	IDR	4,400,000,000	329,879
Bond	8.375	09-15-26	IDR	6,260,000,000	475,892
Bond	8.375	03-15-34	IDR	4,515,000,000	334,959
Bond	8.375	04-15-39	IDR	1,902,000,000	140,494
Bond	9.000	03-15-29	IDR	468,000,000	36,516
4	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Iraq 0.1%					$442,630
Republic of Iraq
Bond (C)	6.752	03-09-23		476,000	442,630
Ivory Coast 0.1%					591,336
Republic of Ivory Coast
Bond	5.875	10-17-31	EUR	344,000	391,728
Bond	6.875	10-17-40	EUR	176,000	199,608
Jordan 0.1%					472,977
The Hashemite Kingdom of Jordan
Bond (C)	5.850	07-07-30		470,000	472,977
Kenya 0.1%					632,685
Republic of Kenya
Bond (C)	7.000	05-22-27		113,000	117,395
Bond	8.250	02-28-48		505,000	515,290
Lebanon 0.1%					408,551
Republic of Lebanon
Bond (E)	6.000	01-27-23		313,000	43,244
Bond (E)	6.650	04-22-24		475,000	67,279
Bond (E)	6.750	11-29-27		500,000	70,189
Bond (E)	8.200	05-17-33		1,309,000	180,249
Bond (E)	8.250	04-12-21		315,000	47,590
Malaysia 0.1%					525,217
Government of Malaysia
Bond	3.502	05-31-27	MYR	416,000	107,047
Bond	3.733	06-15-28	MYR	120,000	31,290
Bond	3.885	08-15-29	MYR	120,000	31,654
Bond	3.906	07-15-26	MYR	860,000	225,571
Bond	4.498	04-15-30	MYR	470,000	129,655
Mexico 0.5%					3,539,215
Government of Mexico
Bond	4.500	04-22-29		291,000	328,539
Bond	4.750	04-27-32		1,332,000	1,521,810
Bond	4.750	03-08-44		128,000	141,440
Bond	5.750	03-05-26	MXN	9,357,000	448,809
Bond	6.050	01-11-40		132,000	165,667
Bond	6.750	03-09-23	MXN	2,535,000	125,245
Bond	7.500	06-03-27	MXN	4,133,000	214,287
Bond	7.750	11-13-42	MXN	3,310,000	167,181
Bond	8.000	12-07-23	MXN	1,520,000	78,280
Bond	8.000	09-05-24	MXN	2,920,000	152,030
Bond	8.500	11-18-38	MXN	3,580,000	195,927
Mozambique 0.1%					955,081
Republic of Mozambique
Bond (C)	5.000	09-15-31		1,152,000	955,081
Nigeria 0.2%					1,264,032
Federal Republic of Nigeria
Bond (C)	6.500	11-28-27		678,000	657,119
Bond (C)	7.143	02-23-30		206,000	198,515
Bond (C)	7.625	11-28-47		268,000	243,920
Bond (C)	7.875	02-16-32		170,000	164,478
Oman 0.3%					2,086,584
Sultanate of Oman
Bond	3.625	06-15-21		321,000	318,365
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Oman (continued)
Bond (C)	3.875	03-08-22		296,000	$291,813
Bond (C)	4.875	02-01-25		5,000	4,806
Bond (C)	5.625	01-17-28		77,000	70,258
Bond (C)	6.750	01-17-48		628,000	512,880
Bond	6.750	01-17-48		204,000	166,493
Bond (C)	7.375	10-28-32		755,000	721,969
Pakistan 0.1%					503,950
Republic of Pakistan
Bond	6.875	12-05-27		516,000	503,950
Panama 0.2%					1,087,556
Republic of Panama
Bond	2.252	09-29-32		94,000	95,175
Bond	3.160	01-23-30		418,000	456,143
Bond	3.870	07-23-60		314,000	353,643
Bond	4.500	04-16-50		148,000	182,595
Papua New Guinea 0.2%					1,071,140
Independent State of Papua New Guinea
Bond (C)	8.375	10-04-28		1,093,000	1,071,140
Peru 0.1%					922,957
Republic of Peru
Bond	2.783	01-23-31		225,000	243,000
Bond	5.400	08-12-34	PEN	670,000	195,071
Bond	6.150	08-12-32	PEN	762,000	242,886
Bond	6.550	03-14-37		160,000	242,000
Poland 0.2%					1,114,205
Republic of Poland
Bond	2.250	04-25-22	PLN	450,000	117,360
Bond	2.500	04-25-24	PLN	1,080,000	295,056
Bond	2.500	07-25-27	PLN	224,000	62,781
Bond	2.750	04-25-28	PLN	867,000	247,394
Bond	3.250	07-25-25	PLN	458,000	131,166
Bond	5.750	09-23-22	PLN	930,000	260,448
Qatar 0.5%					3,330,873
State of Qatar
Bond (C)	4.000	03-14-29		1,614,000	1,890,372
Bond	4.000	03-14-29		624,000	729,884
Bond (C)	4.817	03-14-49		457,000	608,564
Bond (C)	5.103	04-23-48		74,000	102,053
Romania 0.3%					2,145,850
Government of Romania
Bond	3.400	03-08-22	RON	490,000	118,293
Bond (C)	4.000	02-14-51		241,000	245,522
Bond	4.125	03-11-39	EUR	70,000	96,174
Bond (C)	4.625	04-03-49	EUR	46,000	66,298
Bond	4.625	04-03-49	EUR	91,000	131,221
Bond	5.000	02-12-29	RON	925,000	249,201
Republic of Romania
Bond (C)	3.375	01-28-50	EUR	377,000	455,720
Bond	3.875	10-29-35	EUR	580,000	783,421
Russia 0.7%					4,550,999
Government of Russia
Bond	5.100	03-28-35		1,200,000	1,460,484
6	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Russia (continued)
Bond	5.250	06-23-47		800,000	$1,052,160
Bond	5.625	04-04-42		400,000	525,486
Bond	5.875	09-16-43		200,000	273,000
Bond	7.000	08-16-23	RUB	2,340,000	31,069
Bond	7.050	01-19-28	RUB	21,800,000	294,818
Bond	7.400	12-07-22	RUB	34,790,000	462,631
Bond	7.600	07-20-22	RUB	440,000	5,822
Bond	7.700	03-23-33	RUB	23,000,000	322,810
Bond	7.700	03-16-39	RUB	6,300,000	90,204
Bond	8.500	09-17-31	RUB	2,200,000	32,515
Saudi Arabia 0.5%					3,483,313
Kingdom of Saudi Arabia
Bond (C)	3.250	10-26-26		958,000	1,043,856
Bond (C)	3.250	10-22-30		1,030,000	1,122,700
Bond (C)	4.375	04-16-29		201,000	236,334
Bond (C)	4.500	04-17-30		252,000	301,211
Bond (C)	4.500	10-26-46		96,000	113,726
Bond	4.500	10-26-46		561,000	665,486
South Africa 0.3%					1,921,434
Republic of South Africa
Bond	5.000	10-12-46		55,000	46,378
Bond	5.750	09-30-49		567,000	510,629
Bond	6.250	03-31-36	ZAR	13,215,000	531,961
Bond	6.300	06-22-48		78,000	74,841
Bond	6.500	02-28-41	ZAR	333,000	12,516
Bond	7.000	02-28-31	ZAR	6,650,000	334,426
Bond	8.875	02-28-35	ZAR	2,700,000	138,540
Bond	10.500	12-21-26	ZAR	3,810,000	272,143
Sri Lanka 0.1%					938,248
Republic of Sri Lanka
Bond (C)	5.750	04-18-23		139,000	78,533
Bond (C)	6.200	05-11-27		374,000	196,350
Bond	6.200	05-11-27		196,000	102,673
Bond	6.250	07-27-21		477,000	373,247
Bond (C)	6.750	04-18-28		357,000	187,445
Thailand 0.1%					383,699
Kingdom of Thailand
Bond	3.775	06-25-32	THB	9,660,000	383,699
Trinidad and Tobago 0.1%					424,350
Republic of Trinidad and Tobago
Bond	4.375	01-16-24		410,000	424,350
Tunisia 0.1%					461,365
Banque Centrale de Tunisie
Bond	6.375	07-15-26	EUR	466,000	461,365
Turkey 0.4%					2,981,597
Hazine Mustesarligi Varlik Kiralama AS
Bond (C)	5.800	02-21-22		119,000	118,707
Republic of Turkey
Bond	5.125	02-17-28		341,000	302,604
Bond	5.250	03-13-30		345,000	300,150
Bond	5.750	03-22-24		178,000	173,055
Bond	5.750	05-11-47		793,000	613,719
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Turkey (continued)
Bond	6.250	09-26-22		364,000	$364,964
Bond	6.350	08-10-24		90,000	88,631
Bond	6.875	03-17-36		469,000	430,378
Bond	7.100	03-08-23	TRY	910,000	92,852
Bond	7.375	02-05-25		436,000	444,929
Bond	11.000	03-02-22	TRY	450,000	51,608
Ukraine 0.3%					1,739,204
Republic of Ukraine
Bond (C)	4.375	01-27-30	EUR	223,000	216,374
Bond (C)	7.253	03-15-33		97,000	91,059
Bond (C)	7.375	09-25-32		44,000	42,145
Bond	7.750	09-01-21		203,000	208,989
Bond (C)	7.750	09-01-25		63,000	64,406
Bond (C)	8.994	02-01-24		464,000	493,323
Bond (C)	9.750	11-01-28		572,000	622,908
United Arab Emirates 0.2%					1,025,501
Abu Dhabi Government
Bond (C)	3.875	04-16-50		166,000	197,059
Bond (C)	4.125	10-11-47		248,000	304,951
Finance Department Government of Sharjah
Bond (C)	4.000	07-28-50		529,000	523,491
Uruguay 0.2%					1,641,625
Republic of Uruguay
Bond	4.975	04-20-55		399,000	527,678
Bond	5.100	06-18-50		771,865	1,031,219
Bond (C)	8.500	03-15-28	UYU	1,280,000	31,189
Bond	9.875	06-20-22	UYU	2,150,000	51,539
Venezuela 0.0%					125,721
Republic of Venezuela
Bond (E)	7.750	10-13-19		1,374,000	125,721
Zambia 0.0%					178,792
Republic of Zambia
Bond (C)	8.500	04-14-24		414,000	178,792
Corporate bonds 39.0%					$259,477,587
(Cost $252,237,499)
Communication services 3.7%					24,910,091
Diversified telecommunication services 0.9%
AT&T, Inc.	4.350	03-01-29		1,475,000	1,714,225
Axtel SAB de CV (C)	6.375	11-14-24		214,000	222,560
Consolidated Communications, Inc. (C)	6.500	10-01-28		459,000	471,623
Intelsat Jackson Holdings SA (E)	5.500	08-01-23		586,000	343,543
Midcontinent Communications (C)	5.375	08-15-27		230,000	239,459
Network i2i, Ltd. (5.560% to 1-15-25, then 5 Year CMT + 4.277%) (C)(F)	5.650	01-15-25		78,000	78,117
Radiate Holdco LLC (C)	4.500	09-15-26		247,000	248,235
Radiate Holdco LLC (C)	6.500	09-15-28		200,000	206,000
Telecom Italia Capital SA	6.000	09-30-34		596,000	693,446
Verizon Communications, Inc.	4.500	08-10-33		1,350,000	1,677,051
Entertainment 0.2%
Live Nation Entertainment, Inc. (C)	4.750	10-15-27		420,000	386,400
Netflix, Inc.	4.875	04-15-28		610,000	686,067
Netflix, Inc. (C)	4.875	06-15-30		335,000	382,319
8	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 2.1%
Altice France Holding SA (C)	6.000	02-15-28	394,000	$377,903
Altice France SA (C)	7.375	05-01-26	938,000	979,038
CCO Holdings LLC (C)	4.500	08-15-30	35,000	36,356
CCO Holdings LLC (C)	5.125	05-01-27	341,000	358,050
CCO Holdings LLC (C)	5.375	06-01-29	428,000	463,310
Charter Communications Operating LLC	6.484	10-23-45	1,850,000	2,481,907
Comcast Corp.	3.969	11-01-47	1,425,000	1,704,448
CSC Holdings LLC (C)	7.500	04-01-28	1,181,000	1,293,036
Diamond Sports Group LLC (C)	5.375	08-15-26	780,000	454,350
DISH DBS Corp.	7.375	07-01-28	337,000	339,528
DISH DBS Corp.	7.750	07-01-26	544,000	576,632
Grupo Televisa SAB	6.625	01-15-40	192,000	251,247
Nexstar Broadcasting, Inc. (C)	4.750	11-01-28	165,000	166,238
Sirius XM Radio, Inc. (C)	4.125	07-01-30	404,000	415,316
Sirius XM Radio, Inc. (C)	5.000	08-01-27	550,000	576,125
TEGNA, Inc. (C)	4.625	03-15-28	478,000	473,459
TEGNA, Inc. (C)	4.750	03-15-26	205,000	210,638
Telenet Finance Luxembourg Notes Sarl (C)	5.500	03-01-28	600,000	629,881
Terrier Media Buyer, Inc. (C)	8.875	12-15-27	440,000	449,788
The Interpublic Group of Companies, Inc.	4.650	10-01-28	925,000	1,089,927
Univision Communications, Inc. (C)	6.625	06-01-27	517,000	522,816
Wireless telecommunication services 0.5%
Millicom International Cellular SA (C)	6.250	03-25-29	139,000	153,665
Sprint Capital Corp.	8.750	03-15-32	512,000	766,188
Sprint Corp.	7.625	02-15-25	1,003,000	1,183,540
T-Mobile USA, Inc. (C)	3.875	04-15-30	550,000	617,848
T-Mobile USA, Inc. (C)	4.500	04-15-50	850,000	989,812
Consumer discretionary 4.5%				29,605,071
Auto components 0.2%
Clarios Global LP (C)	6.250	05-15-26	185,000	193,325
Clarios Global LP (C)	8.500	05-15-27	361,000	376,577
Lear Corp.	5.250	05-15-49	775,000	868,790
Automobiles 1.3%
Ford Motor Company	8.500	04-21-23	462,000	509,933
Ford Motor Credit Company LLC	4.125	08-17-27	239,000	235,415
Ford Motor Credit Company LLC	4.271	01-09-27	2,025,000	2,022,469
Ford Motor Credit Company LLC	5.113	05-03-29	940,000	976,425
Ford Motor Credit Company LLC	5.125	06-16-25	374,000	389,816
Ford Motor Credit Company LLC	5.584	03-18-24	608,000	638,984
General Motors Company	6.800	10-01-27	598,000	733,449
General Motors Financial Company, Inc.	4.350	01-17-27	1,625,000	1,779,462
Hyundai Capital America (C)	3.250	09-20-22	1,175,000	1,222,923
Diversified consumer services 0.1%
WW International, Inc. (C)	8.625	12-01-25	431,000	449,318
Hotels, restaurants and leisure 1.4%
Boyd Gaming Corp. (C)	8.625	06-01-25	367,000	401,755
Churchill Downs, Inc. (C)	5.500	04-01-27	401,000	415,286
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	507,000	521,576
International Game Technology PLC (C)	6.250	01-15-27	502,000	533,375
MAF Sukuk, Ltd.	3.933	02-28-30	215,000	226,019
Marriott International, Inc.	5.750	05-01-25	900,000	1,002,353
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
NCL Corp., Ltd. (C)	3.625	12-15-24	472,000	$330,494
New Red Finance, Inc. (C)	4.000	10-15-30	407,000	404,456
Royal Caribbean Cruises, Ltd.	2.650	11-28-20	2,150,000	2,139,250
Royal Caribbean Cruises, Ltd.	3.700	03-15-28	247,000	180,310
Royal Caribbean Cruises, Ltd.	5.250	11-15-22	239,000	213,345
Royal Caribbean Cruises, Ltd. (C)	9.125	06-15-23	269,000	280,096
Sands China, Ltd.	4.600	08-08-23	1,650,000	1,756,739
Sands China, Ltd.	5.400	08-08-28	197,000	213,936
Scientific Games International, Inc. (C)	7.250	11-15-29	136,000	134,901
Scientific Games International, Inc. (C)	8.250	03-15-26	184,000	186,300
Station Casinos LLC (C)	5.000	10-01-25	298,000	296,510
Studio City Finance, Ltd. (C)	6.000	07-15-25	43,000	43,054
Studio City Finance, Ltd. (C)	6.500	01-15-28	111,000	109,357
Household durables 0.3%
KB Home	4.800	11-15-29	280,000	302,400
PulteGroup, Inc.	5.000	01-15-27	335,000	383,575
TopBuild Corp. (C)	5.625	05-01-26	400,000	410,000
TRI Pointe Group, Inc.	5.700	06-15-28	269,000	298,590
Weekley Homes LLC (C)	4.875	09-15-28	349,000	353,474
Internet and direct marketing retail 0.6%
Amazon.com, Inc.	2.700	06-03-60	1,350,000	1,371,697
Expedia Group, Inc.	3.250	02-15-30	2,300,000	2,231,108
Expedia Group, Inc. (C)	6.250	05-01-25	629,000	691,649
Multiline retail 0.3%
Dollar Tree, Inc.	4.000	05-15-25	1,600,000	1,802,257
Specialty retail 0.3%
Specialty Building Products Holdings LLC (C)	6.375	09-30-26	282,000	287,640
The TJX Companies, Inc.	4.500	04-15-50	1,275,000	1,686,683
Consumer staples 1.4%				9,517,129
Beverages 0.2%
Pernod Ricard International Finance LLC (C)	2.750	10-01-50	1,775,000	1,684,545
Food and staples retailing 0.4%
Albertsons Companies, Inc. (C)	4.875	02-15-30	348,000	369,611
Albertsons Companies, Inc. (C)	5.875	02-15-28	357,000	377,528
GOHL Capital, Ltd.	4.250	01-24-27	275,000	270,487
Walgreens Boots Alliance, Inc. (G)	3.200	04-15-30	1,325,000	1,403,530
Food products 0.5%
Adecoagro SA (C)	6.000	09-21-27	213,000	213,535
Chobani LLC (C)	7.500	04-15-25	345,000	354,063
Conagra Brands, Inc.	1.375	11-01-27	1,425,000	1,407,422
JBS USA LUX SA (C)	6.500	04-15-29	635,000	713,664
Pilgrim's Pride Corp. (C)	5.750	03-15-25	344,000	352,170
Pilgrim's Pride Corp. (C)	5.875	09-30-27	306,000	323,252
Post Holdings, Inc. (C)	4.625	04-15-30	166,000	170,358
Household products 0.2%
Kimberly-Clark Corp.	1.050	09-15-27	1,025,000	1,026,305
Tobacco 0.1%
Altria Group, Inc.	4.800	02-14-29	725,000	850,659
10	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 7.7%				$51,302,931
Energy equipment and services 0.2%
Archrock Partners LP (C)	6.250	04-01-28	397,000	383,105
ChampionX Corp.	6.375	05-01-26	405,000	386,346
Inkia Energy, Ltd. (C)	5.875	11-09-27	223,000	232,767
Kallpa Generacion SA (C)	4.125	08-16-27	148,000	155,770
Kallpa Generacion SA (C)	4.875	05-24-26	60,000	64,651
Transocean, Inc. (C)	8.000	02-01-27	655,000	178,488
Oil, gas and consumable fuels 7.5%
Abu Dhabi Crude Oil Pipeline LLC (C)	3.650	11-02-29	518,000	584,734
Abu Dhabi Crude Oil Pipeline LLC (C)	4.600	11-02-47	665,000	792,241
AI Candelaria Spain SLU (C)	7.500	12-15-28	283,000	305,643
Alta Mesa Holdings LP (E)(H)	7.875	12-15-24	460,000	46
Antero Midstream Partners LP (C)	5.750	03-01-27	322,000	289,800
Antero Midstream Partners LP (C)	5.750	01-15-28	344,000	306,160
Antero Resources Corp.	5.000	03-01-25	492,000	369,000
Apache Corp.	5.100	09-01-40	2,150,000	1,973,732
Boardwalk Pipelines LP	5.950	06-01-26	1,475,000	1,703,897
BP Capital Markets PLC (4.375% to 6-22-25, then 5 Year CMT + 4.036%) (F)	4.375	06-22-25	1,625,000	1,677,813
Cenovus Energy, Inc.	5.375	07-15-25	468,000	493,155
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	1,825,000	2,043,286
Chevron Corp.	3.078	05-11-50	1,400,000	1,444,270
Concho Resources, Inc.	3.750	10-01-27	825,000	917,798
DCP Midstream Operating LP	5.125	05-15-29	510,000	507,139
Diamondback Energy, Inc.	2.875	12-01-24	1,925,000	1,948,754
Ecopetrol SA	5.875	05-28-45	230,000	250,861
Ecopetrol SA	6.875	04-29-30	132,000	158,928
Ecopetrol SA	7.375	09-18-43	69,000	86,337
Empresa Nacional del Petroleo	3.750	08-05-26	210,000	221,665
Enterprise Products Operating LLC (4.875% to 8-16-22, then 3 month LIBOR + 2.986%)	4.875	08-16-77	2,125,000	1,902,055
EQM Midstream Partners LP (C)	6.500	07-01-27	483,000	506,568
Gazprom PJSC (C)	4.950	02-06-28	199,000	221,726
Gazprom PJSC (4.599% to 10-26-25, then 5 Year CMT + 4.264%) (C)(F)	4.599	10-26-25	227,000	226,701
Genesis Energy LP	6.000	05-15-23	459,000	417,116
Genesis Energy LP	7.750	02-01-28	441,000	366,030
Geopark, Ltd. (C)	6.500	09-21-24	245,000	230,300
Hilcorp Energy I LP (C)	5.750	10-01-25	639,000	590,679
Holly Energy Partners LP (C)	5.000	02-01-28	439,000	410,465
KazMunayGas National Company JSC (C)	4.750	04-24-25	102,000	113,380
KazMunayGas National Company JSC	5.375	04-24-30	514,000	612,193
KazMunayGas National Company JSC (C)	5.750	04-19-47	754,000	934,891
KazMunayGas National Company JSC (C)	6.375	10-24-48	74,000	98,313
KazTransGas JSC (C)	4.375	09-26-27	547,000	596,021
Kinder Morgan Energy Partners LP	5.500	03-01-44	975,000	1,116,293
Kosmos Energy, Ltd. (C)	7.125	04-04-26	56,000	46,519
Leviathan Bond, Ltd. (C)	6.500	06-30-27	498,000	511,659
Leviathan Bond, Ltd. (C)	6.750	06-30-30	198,000	202,455
Marathon Petroleum Corp.	3.800	04-01-28	450,000	473,749
Marathon Petroleum Corp.	5.125	12-15-26	1,000,000	1,143,755
Murphy Oil Corp.	5.750	08-15-25	238,000	195,491
Murphy Oil Corp.	5.875	12-01-27	322,000	254,084
NAK Naftogaz Ukraine (C)	7.625	11-08-26	299,000	279,344
Oasis Petroleum, Inc. (C)(E)	6.250	05-01-26	150,000	32,625
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Oasis Petroleum, Inc. (E)	6.875	03-15-22		475,000	$93,575
Occidental Petroleum Corp.	5.550	03-15-26		286,000	248,820
Occidental Petroleum Corp.	6.600	03-15-46		269,000	222,709
Occidental Petroleum Corp.	7.500	05-01-31		261,000	238,163
Occidental Petroleum Corp.	7.875	09-15-31		216,000	196,560
Occidental Petroleum Corp.	8.875	07-15-30		925,000	905,344
Parsley Energy LLC (C)	4.125	02-15-28		158,000	164,407
Parsley Energy LLC (C)	5.375	01-15-25		419,000	428,428
Pertamina Persero PT (C)	3.650	07-30-29		320,000	344,000
Pertamina Persero PT (C)	5.625	05-20-43		513,000	596,433
Pertamina Persero PT	6.450	05-30-44		228,000	296,400
Petroamazonas EP (C)	4.625	12-06-21		116,667	105,292
Petrobras Global Finance BV	5.999	01-27-28		84,000	94,271
Petrobras Global Finance BV	6.900	03-19-49		456,000	516,028
Petroleos de Venezuela SA (E)	5.375	04-12-27		64,000	2,176
Petroleos de Venezuela SA (E)	6.000	05-16-24		3,771,996	135,792
Petroleos de Venezuela SA (E)	6.000	11-15-26		1,826,000	62,084
Petroleos de Venezuela SA (E)	9.750	05-17-35		3,459,000	117,606
Petroleos del Peru SA	4.750	06-19-32		306,000	333,601
Petroleos del Peru SA (C)	4.750	06-19-32		177,000	192,965
Petroleos del Peru SA	5.625	06-19-47		628,000	720,756
Petroleos Mexicanos	5.950	01-28-31		192,000	160,704
Petroleos Mexicanos	6.490	01-23-27		333,000	309,857
Petroleos Mexicanos	6.500	06-02-41		356,000	275,544
Petroleos Mexicanos (C)	6.875	10-16-25		151,000	149,264
Petroleos Mexicanos	7.190	09-12-24	MXN	1,618,000	66,325
Petroleos Mexicanos	7.470	11-12-26	MXN	1,320,000	49,125
Petroleos Mexicanos	7.470	11-12-26	MXN	1,100,000	40,937
Petroleos Mexicanos (C)	7.690	01-23-50		662,000	550,076
Petroleos Mexicanos	7.690	01-23-50		1,930,000	1,603,695
Petroleos Mexicanos	9.500	09-15-27		97,000	101,506
Petronas Capital, Ltd. (C)	4.500	03-18-45		452,000	572,445
Phillips 66	2.150	12-15-30		1,750,000	1,643,135
QEP Resources, Inc.	5.250	05-01-23		426,000	338,670
Raizen Fuels Finance SA (C)	5.300	01-20-27		206,000	222,635
Sabine Pass Liquefaction LLC	5.000	03-15-27		1,975,000	2,215,509
SM Energy Company	6.125	11-15-22		275,000	207,625
Tallgrass Energy Partners LP (C)	6.000	03-01-27		593,000	560,385
Tallgrass Energy Partners LP (C)	7.500	10-01-25		28,000	28,280
Targa Resources Partners LP	6.500	07-15-27		997,000	1,044,358
The Oil and Gas Holding Company BSCC (C)	7.625	11-07-24		324,000	345,854
Total Capital International SA	3.127	05-29-50		1,750,000	1,752,564
Tullow Oil PLC (C)	7.000	03-01-25		240,000	125,400
Valero Energy Corp.	2.850	04-15-25		1,625,000	1,664,356
Western Midstream Operating LP	5.300	03-01-48		975,000	784,875
Western Midstream Operating LP	5.450	04-01-44		975,000	828,750
WPX Energy, Inc.	4.500	01-15-30		601,000	576,960
WPX Energy, Inc.	5.750	06-01-26		107,000	109,889
Financials 8.4%					55,895,341
Banks 5.4%
Banco Mercantil del Norte SA (6.750% to 9-27-24, then 5 Year CMT + 4.967%) (C)(F)	6.750	09-27-24		187,000	187,935
12	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (C)(F)	7.500	06-27-29		124,000	$122,512
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (C)	3.800	08-11-26		233,000	232,420
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%)	3.800	08-11-26		115,000	114,714
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%)	2.496	02-13-31		575,000	595,847
Bank of America Corp.	3.950	04-21-25		2,550,000	2,846,697
Barclays PLC	4.836	05-09-28		1,525,000	1,663,821
Brazil Loan Trust 1 (C)	5.477	07-24-23		123,553	127,260
CIT Group, Inc.	6.125	03-09-28		180,000	218,700
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%)	2.876	07-24-23		75,000	77,833
Citigroup, Inc.	4.400	06-10-25		3,725,000	4,212,643
Danske Bank A/S (1.621% to 9-11-25, then 1 Year CMT + 1.350%) (C)	1.621	09-11-26		2,050,000	2,036,131
Deutsche Bank AG	3.700	05-30-24		1,625,000	1,719,209
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24		1,700,000	1,827,625
Intesa Sanpaolo SpA (C)	4.000	09-23-29		2,575,000	2,813,612
JPMorgan Chase & Co.	3.625	12-01-27		1,900,000	2,114,318
JPMorgan Chase Bank NA (C)	3.130	11-23-29	CNY	3,370,000	500,126
KeyBank NA	3.900	04-13-29		1,700,000	1,922,752
Mizuho Financial Group, Inc. (1.979% to 9-8-30, then 3 month LIBOR + 1.270%)	1.979	09-08-31		3,450,000	3,405,596
Santander Holdings USA, Inc.	3.244	10-05-26		1,600,000	1,721,700
Societe Generale SA (C)	2.625	10-16-24		2,475,000	2,573,969
Standard Chartered PLC (2.819% to 1-30-25, then 3 month LIBOR + 1.209%) (C)	2.819	01-30-26		1,500,000	1,560,904
Standard Chartered PLC (C)	5.700	03-26-44		775,000	957,963
Sumitomo Mitsui Financial Group, Inc.	2.142	09-23-30		875,000	855,371
Ukreximbank	9.625	04-27-22		90,750	93,004
Wells Fargo & Company (2.572% to 2-11-30, then 3 month LIBOR + 1.000%)	2.572	02-11-31		1,600,000	1,666,262
Capital markets 1.4%
1MDB Global Investments, Ltd.	4.400	03-09-23		1,000,000	992,500
1MDB Global Investments, Ltd.	4.400	03-09-23		1,000,000	992,558
Credit Suisse Group AG (4.207% to 6-12-23, then 3 month LIBOR + 1.240%) (C)	4.207	06-12-24		1,650,000	1,783,763
MDGH - GMTN BV (C)	2.875	11-07-29		246,000	261,616
MDGH - GMTN BV (C)	4.500	11-07-28		207,000	246,848
MV24 Capital BV (C)	6.748	06-01-34		265,238	266,832
The Goldman Sachs Group, Inc.	3.500	04-01-25		1,350,000	1,486,201
UBS Group AG (1.008% to 7-30-23, then 1 Year CMT + 0.830%) (C)	1.008	07-30-24		1,600,000	1,605,851
UBS Group AG (C)	3.491	05-23-23		1,750,000	1,824,541
Consumer finance 0.8%
Ally Financial, Inc.	8.000	11-01-31		405,000	558,791
Capital One Financial Corp.	3.750	03-09-27		1,550,000	1,731,517
OneMain Finance Corp.	7.125	03-15-26		657,000	728,521
OneMain Finance Corp.	8.875	06-01-25		137,000	150,700
Synchrony Financial	3.700	08-04-26		1,625,000	1,752,489
Insurance 0.8%
Acrisure LLC (C)	7.000	11-15-25		342,000	341,145
Acrisure LLC (C)	8.125	02-15-24		342,000	357,648
Alliant Holdings Intermediate LLC (C)	4.250	10-15-27		196,000	194,530
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Alliant Holdings Intermediate LLC (C)	6.750	10-15-27	569,000	$597,450
Five Corners Funding Trust II (C)	2.850	05-15-30	1,600,000	1,720,099
HUB International, Ltd. (C)	7.000	05-01-26	283,000	290,075
Kemper Corp.	2.400	09-30-30	1,875,000	1,842,742
Health care 2.0%				13,246,253
Biotechnology 0.3%
AbbVie, Inc. (C)	3.200	11-21-29	1,550,000	1,705,553
Health care providers and services 1.0%
Centene Corp.	3.375	02-15-30	346,000	359,380
Centene Corp.	4.250	12-15-27	332,000	349,430
CVS Health Corp.	4.300	03-25-28	725,000	840,193
CVS Health Corp.	4.780	03-25-38	125,000	150,510
Encompass Health Corp.	4.500	02-01-28	347,000	355,370
Encompass Health Corp.	4.625	04-01-31	80,000	82,400
HCA, Inc.	5.250	06-15-49	1,350,000	1,636,908
HCA, Inc.	5.375	09-01-26	383,000	430,396
Legacy LifePoint Health LLC (C)	4.375	02-15-27	96,000	95,012
Tenet Healthcare Corp.	4.625	07-15-24	532,000	540,992
Tenet Healthcare Corp. (C)	4.625	06-15-28	118,000	119,696
Tenet Healthcare Corp. (C)	7.500	04-01-25	137,000	147,578
UnitedHealth Group, Inc.	3.125	05-15-60	1,450,000	1,549,009
Life sciences tools and services 0.3%
Agilent Technologies, Inc.	2.100	06-04-30	1,650,000	1,686,449
Charles River Laboratories International, Inc. (C)	5.500	04-01-26	400,000	418,000
Pharmaceuticals 0.4%
Bausch Health Companies, Inc. (C)	6.125	04-15-25	780,000	801,840
Bausch Health Companies, Inc. (C)	7.000	01-15-28	490,000	519,400
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	362,000	377,385
Endo DAC (C)	6.000	06-30-28	265,000	204,713
Endo DAC (C)	9.500	07-31-27	387,000	415,139
IQVIA, Inc. (C)	5.000	05-15-27	440,000	460,900
Industrials 2.5%				16,806,565
Aerospace and defense 0.3%
Bombardier, Inc. (C)	6.000	10-15-22	778,000	706,035
Signature Aviation US Holdings, Inc. (C)	4.000	03-01-28	484,000	468,057
TransDigm, Inc. (C)	6.250	03-15-26	742,000	773,535
TransDigm, Inc. (C)	8.000	12-15-25	55,000	59,469
Air freight and logistics 0.2%
FedEx Corp.	4.400	01-15-47	750,000	888,557
Gol Finance SA (C)	7.000	01-31-25	310,000	229,406
Park-Ohio Industries, Inc.	6.625	04-15-27	343,000	329,349
Airlines 0.1%
Delta Air Lines, Inc. (C)	4.750	10-20-28	85,000	86,814
Delta Air Lines, Inc. (C)	7.000	05-01-25	344,000	375,390
Delta Air Lines, Inc.	7.375	01-15-26	234,000	241,848
United Airlines Holdings, Inc.	4.875	01-15-25	208,000	174,658
Building products 0.1%
American Woodmark Corp. (C)	4.875	03-15-26	314,000	315,570
Griffon Corp.	5.750	03-01-28	482,000	500,075
14	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 0.4%
Covanta Holding Corp.	5.000	09-01-30	349,000	$356,853
Covanta Holding Corp.	5.875	07-01-25	341,000	352,580
GFL Environmental, Inc. (C)	3.750	08-01-25	359,000	359,000
GFL Environmental, Inc. (C)	5.125	12-15-26	68,000	71,414
GFL Environmental, Inc. (C)	8.500	05-01-27	324,000	353,160
Illuminate Buyer LLC (C)	9.000	07-01-28	326,000	348,820
Prime Security Services Borrower LLC (C)	5.750	04-15-26	386,000	411,090
Prime Security Services Borrower LLC (C)	6.250	01-15-28	313,000	316,280
Construction and engineering 0.0%
IHS Netherlands Holdco BV (C)	8.000	09-18-27	89,000	90,335
Electrical equipment 0.1%
WESCO Distribution, Inc. (C)	7.250	06-15-28	349,000	382,047
Machinery 0.3%
Flowserve Corp.	3.500	10-01-30	1,875,000	1,866,099
Hillenbrand, Inc.	5.750	06-15-25	114,000	121,125
Trading companies and distributors 0.5%
Air Lease Corp.	3.625	12-01-27	1,750,000	1,748,129
GATX Corp.	4.550	11-07-28	1,475,000	1,730,082
Transportation infrastructure 0.5%
Aeropuerto Internacional de Tocumen SA	5.625	05-18-36	411,000	456,214
Aeropuerto Internacional de Tocumen SA (C)	6.000	11-18-48	604,317	673,154
CubeSmart LP	2.000	02-15-31	1,475,000	1,434,620
DP World PLC (C)	5.625	09-25-48	379,000	432,534
DP World PLC (C)	6.850	07-02-37	123,000	154,266
Information technology 2.0%				13,074,154
Communications equipment 0.2%
Hughes Satellite Systems Corp.	6.625	08-01-26	523,000	566,474
ViaSat, Inc. (C)	5.625	04-15-27	434,000	454,615
Electronic equipment, instruments and components 0.3%
Flex, Ltd.	3.750	02-01-26	1,575,000	1,723,326
IT services 0.2%
Visa, Inc.	2.000	08-15-50	1,850,000	1,684,285
Semiconductors and semiconductor equipment 0.8%
Broadcom, Inc.	5.000	04-15-30	1,450,000	1,710,307
ON Semiconductor Corp. (C)	3.875	09-01-28	198,000	201,465
TSMC Global, Ltd. (C)	1.000	09-28-27	1,525,000	1,497,664
TSMC Global, Ltd. (C)	1.375	09-28-30	1,950,000	1,903,314
Software 0.3%
Avaya, Inc. (C)	6.125	09-15-28	205,000	210,381
SS&C Technologies, Inc. (C)	5.500	09-30-27	352,000	374,116
VMware, Inc.	4.700	05-15-30	1,225,000	1,444,097
Technology hardware, storage and peripherals 0.2%
Apple, Inc.	1.250	08-20-30	1,325,000	1,304,110
Materials 1.8%				11,864,683
Chemicals 0.8%
CF Industries, Inc.	5.150	03-15-34	434,000	508,323
ENN Clean Energy International Investment, Ltd.	7.500	02-27-21	200,000	201,484
GCP Applied Technologies, Inc. (C)	5.500	04-15-26	412,000	422,300
Huntsman International LLC	4.500	05-01-29	1,600,000	1,783,049
Nutrien, Ltd.	3.950	05-13-50	1,500,000	1,711,144
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
The Chemours Company (G)	7.000	05-15-25	548,000	$552,110
Construction materials 0.2%
Cemex SAB de CV (C)	5.450	11-19-29	385,000	407,253
Cemex SAB de CV (C)	7.375	06-05-27	404,000	445,010
Standard Industries, Inc. (C)	3.375	01-15-31	395,000	384,467
US Concrete, Inc. (C)	5.125	03-01-29	391,000	397,843
White Cap Buyer LLC (C)	6.875	10-15-28	149,000	152,725
Containers and packaging 0.1%
Graham Packaging Company, Inc. (C)	7.125	08-15-28	167,000	174,515
Intelligent Packaging, Ltd., Finco, Inc. (C)	6.000	09-15-28	350,000	356,125
Metals and mining 0.6%
Corp. Nacional del Cobre de Chile (C)	3.000	09-30-29	988,000	1,040,072
Corp. Nacional del Cobre de Chile (C)	3.625	08-01-27	114,000	124,405
Corp. Nacional del Cobre de Chile (C)	4.500	09-16-25	158,000	178,413
Corp. Nacional del Cobre de Chile	5.625	10-18-43	136,000	180,388
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	118,000	117,115
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	117,000	117,512
Freeport-McMoRan, Inc.	5.000	09-01-27	349,000	364,269
Indonesia Asahan Aluminium Persero PT (C)	5.450	05-15-30	445,000	506,384
Indonesia Asahan Aluminium Persero PT (C)	5.710	11-15-23	195,000	214,516
Indonesia Asahan Aluminium Persero PT (C)	5.800	05-15-50	508,000	588,902
Kaiser Aluminum Corp. (C)	4.625	03-01-28	478,000	470,830
Paper and forest products 0.1%
Celulosa Arauco y Constitucion SA (C)	5.150	01-29-50	179,000	193,030
Flex Acquisition Company, Inc. (C)	6.875	01-15-25	277,000	272,499
Real estate 1.6%				10,790,013
Equity real estate investment trusts 1.5%
American Homes 4 Rent LP	4.250	02-15-28	2,000,000	2,263,209
Equinix, Inc.	1.800	07-15-27	1,675,000	1,699,497
MGM Growth Properties Operating Partnership LP	5.750	02-01-27	349,000	376,618
Office Properties Income Trust	4.250	05-15-24	2,050,000	2,079,105
SITE Centers Corp.	4.250	02-01-26	450,000	477,253
SITE Centers Corp.	4.700	06-01-27	1,200,000	1,263,426
WEA Finance LLC (C)	2.875	01-15-27	1,750,000	1,716,156
Real estate management and development 0.1%
Country Garden Holdings Company, Ltd.	4.800	08-06-30	200,000	211,913
Mattamy Group Corp. (C)	4.625	03-01-30	454,000	460,810
Wanda Properties International Company, Ltd.	7.250	01-29-24	247,000	242,026
Utilities 3.4%				22,465,356
Electric utilities 2.2%
Appalachian Power Company	3.700	05-01-50	1,475,000	1,667,513
Electricite de France SA (C)	4.500	09-21-28	1,400,000	1,647,698
Enel Finance International NV (C)	4.625	09-14-25	1,475,000	1,700,896
Entergy Texas, Inc.	3.550	09-30-49	1,375,000	1,514,664
Eskom Holdings SOC, Ltd. (C)	5.750	01-26-21	692,000	678,160
Eskom Holdings SOC, Ltd. (C)	6.750	08-06-23	470,000	444,973
Eskom Holdings SOC, Ltd. (C)	7.125	02-11-25	178,000	166,357
Eskom Holdings SOC, Ltd. (C)	8.450	08-10-28	270,000	256,500
FirstEnergy Corp.	4.850	07-15-47	1,300,000	1,410,587
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	1,350,000	1,395,405
16	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy Capital Holdings, Inc.	2.750	05-01-25	1,200,000	$1,291,934
Vistra Operations Company LLC (C)	5.000	07-31-27	290,000	303,050
Xcel Energy, Inc.	0.500	10-15-23	2,050,000	2,050,844
Independent power and renewable electricity producers 0.6%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	151,000	160,013
Calpine Corp. (C)	4.500	02-15-28	443,000	450,753
Exelon Generation Company LLC	5.600	06-15-42	2,050,000	2,303,158
Minejesa Capital BV (C)	4.625	08-10-30	175,000	179,792
Minejesa Capital BV (C)	5.625	08-10-37	53,000	54,855
Mong Duong Finance Holdings BV (C)	5.125	05-07-29	212,000	215,694
NRG Energy, Inc.	5.750	01-15-28	292,000	314,083
Multi-utilities 0.6%
ACWA Power Management and Investments One, Ltd. (C)	5.950	12-15-39	498,000	570,210
CenterPoint Energy, Inc.	4.250	11-01-28	1,425,000	1,680,981
Cometa Energia SA de CV (C)	6.375	04-24-35	395,414	437,427

WEC Energy Group, Inc.	1.375	10-15-27	1,575,000	1,569,809
Term loans (I) 18.1%				$120,276,685
(Cost $127,370,072)
Communication services 2.4%				16,180,274
Diversified telecommunication services 0.8%
Cincinnati Bell, Inc., 2017 Term Loan (1 month LIBOR + 3.250%)	4.250	10-02-24	580,543	579,608
Consolidated Communications, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%)	5.750	10-02-27	995,000	985,050
Frontier Communications Corp., 2017 Term Loan B1 (E)	0.000	06-15-24	730,870	716,420
Intelsat Jackson Holdings SA, 2017 Term Loan B3 (E)	0.000	11-27-23	835,000	838,014
Iridium Satellite LLC, Term Loan (1 month LIBOR + 3.750%)	4.750	11-04-26	659,979	657,874
Level 3 Financing, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	1.898	03-01-27	650,368	626,630
Mega Broadband Investments LLC, Term Loan (J)	TBD	10-08-27	570,000	564,870
Radiate Holdco LLC, 2020 Term Loan (1 month LIBOR + 3.500%)	4.250	09-25-26	535,403	525,514
Entertainment 0.1%
UFC Holdings LLC, 2019 Term Loan (6 month LIBOR + 3.250%)	4.250	04-29-26	1,103,579	1,080,128
Interactive media and services 0.4%
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.648	09-13-24	799,896	772,275
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.750	09-13-24	543,638	533,787
Rackspace Technology Global, Inc., 2017 Incremental 1st Lien Term Loan (3 month LIBOR + 3.000%)	4.000	11-03-23	1,226,309	1,197,344
Media 0.9%
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	2.898	07-31-25	1,092,573	1,041,714
Charter Communications Operating LLC, 2019 Term Loan B1 (1 month LIBOR + 1.750%)	1.900	04-30-25	600,942	587,517
Cogeco Communications USA II LP, Term Loan B (1 month LIBOR + 2.000%)	2.148	01-03-25	616,671	599,842
CSC Holdings LLC, 2017 Term Loan B1 (1 month LIBOR + 2.250%)	2.398	07-17-25	1,247,289	1,201,626
Diamond Sports Group LLC, Term Loan (1 month LIBOR + 3.250%)	3.400	08-24-26	994,460	612,836
Hubbard Radio LLC, 2015 Term Loan B (3 month LIBOR + 4.250%)	5.250	03-28-25	714,095	678,983
Terrier Media Buyer, Inc., Term Loan B (1 month LIBOR + 4.250%)	4.398	12-17-26	1,111,600	1,080,342
Wireless telecommunication services 0.2%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	1.900	04-11-25	670,602	648,727
Syniverse Holdings, Inc., 2018 1st Lien Term Loan (3 month LIBOR + 5.000%)	6.000	03-09-23	840,223	651,173
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 2.2%				$14,618,001
Auto components 0.1%
Clarios Global LP, USD Term Loan B (1 month LIBOR + 3.500%)	3.648	04-30-26	777,714	754,188
Diversified consumer services 0.3%
Whatabrands LLC, 2020 Term Loan B (1 month LIBOR + 2.750%)	2.897	07-31-26	732,614	712,621
WW International, Inc., 2017 Term Loan B (1 month LIBOR + 4.750%)	5.500	11-29-24	1,008,989	1,005,962
Hotels, restaurants and leisure 0.7%
Alterra Mountain Company, 2020 Term Loan B (1 month LIBOR + 4.500%)	5.500	08-01-26	164,175	162,533
Alterra Mountain Company, Term Loan B1 (1 month LIBOR + 2.750%)	2.898	07-31-24	678,648	650,654
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%)	2.344	09-15-23	690,602	670,098
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	2.898	12-23-24	638,810	597,466
Golden Nugget LLC, 2017 Incremental Term Loan B (1 and 2 month LIBOR + 2.500%)	3.250	10-04-23	1,510,536	1,327,383
IRB Holding Corp., 2020 Term Loan B (3 month LIBOR + 2.750%)	3.750	02-05-25	746,173	708,037
Motion Finco LLC, Delayed Draw Term Loan B2 (3 month LIBOR + 3.250%)	3.470	11-12-26	111,597	95,183
Motion Finco LLC, USD Term Loan B1 (3 month LIBOR + 3.250%)	3.470	11-12-26	849,108	724,221
Household durables 0.1%
Weber-Stephen Products LLC, Term Loan B (J)	TBD	10-20-27	335,000	331,442
Leisure products 0.2%
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	3.648	08-05-24	1,082,865	1,051,278
Hayward Industries, Inc., 2020 Incremental Term Loan (J)	TBD	08-04-26	260,000	254,800
Specialty retail 0.8%
Bass Pro Group LLC, Term Loan B (3 month LIBOR + 5.000%)	5.750	09-25-24	1,382,699	1,377,085
Harbor Freight Tools USA, Inc., 2020 Term Loan B (1 month LIBOR + 3.250%)	4.000	10-19-27	605,000	595,235
Michaels Stores, Inc., 2020 Term loan B (1 month LIBOR + 3.500%)	4.250	09-17-27	548,625	536,555
Nascar Holdings LLC, Term Loan B (1 month LIBOR + 2.750%)	2.902	10-19-26	926,867	900,720
Party City Holdings, Inc., 2018 Term Loan B (1 and 3 month LIBOR + 2.500%)	3.250	08-19-22	787,704	601,908
Petco Animal Supplies, Inc., 2017 Term Loan B (3 month LIBOR + 3.250%)	4.250	01-26-23	1,042,186	966,888
PetSmart, Inc., Consenting Term Loan (3 month LIBOR + 3.500%)	4.500	03-11-22	600,919	593,744
Consumer staples 1.6%				10,323,278
Beverages 0.2%
Refresco Holding BV, USD Term Loan B3 (3 month LIBOR + 3.250%)	3.515	03-28-25	1,190,641	1,158,886
Food and staples retailing 0.1%
Shearer's Foods LLC, 2020 Term Loan B (J)	TBD	09-23-27	600,000	591,876
Food products 0.7%
Chobani LLC, 2020 Term Loan B (J)	TBD	10-20-27	300,000	295,125
Dole Food Company, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%)	3.750	04-06-24	1,124,764	1,099,221
Froneri US, Inc., 2020 USD Term Loan (1 month LIBOR + 2.250%)	2.395	01-31-27	663,338	637,527
Hostess Brands LLC, 2019 Term Loan (1, 2, and 3 month LIBOR + 2.250%)	3.000	08-03-25	1,324,572	1,288,980
Nomad Foods Lux Sarl, 2017 USD Term Loan B4 (1 month LIBOR + 2.250%)	2.398	05-15-24	863,347	842,307
Upfield USA Corp., 2018 USD Term Loan B2 (6 month LIBOR + 3.000%)	3.369	07-02-25	646,128	622,977
Household products 0.2%
Diamond BC BV, 2020 USD Incremental Term Loan (1 and 3 month LIBOR + 5.000%)	6.000	09-06-24	135,000	134,663
Diamond BC BV, USD Term Loan (3 month LIBOR + 3.000%)	3.213	09-06-24	643,384	614,432
KIK Custom Products, Inc., 2015 Term Loan B (3 month LIBOR + 4.000%)	5.000	05-15-23	407,052	402,558
18	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal products 0.4%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%)	2.148	01-26-24	374,636	$372,295
Revlon Consumer Products Corp., 2016 Term Loan B (3 month LIBOR + 3.500%)	4.250	09-07-23	2,975,999	744,000
Sunshine Luxembourg VII Sarl, USD Term Loan B1 (3 month LIBOR + 4.250%)	5.250	10-01-26	1,535,459	1,518,431
Energy 0.7%				4,890,424
Energy equipment and services 0.2%
ChampionX Corp., 2018 1st Lien Term Loan (1 month LIBOR + 2.500%)	2.688	05-09-25	578,642	555,253
Covia Holdings Corp., Term Loan (E)	0.000	06-01-25	1,419,061	1,065,473
Oil, gas and consumable fuels 0.5%
Buckeye Partners LP, 2019 Term Loan B (1 month LIBOR + 2.750%)	2.897	11-01-26	774,853	759,217
Granite Acquisition, Inc., 2020 Term Loan B (3 month LIBOR + 3.750%)	4.750	09-19-22	1,855,897	1,849,661
Prairie ECI Acquiror LP, Term Loan B (1 month LIBOR + 4.750%)	4.898	03-11-26	739,767	660,820
Financials 1.1%				7,485,516
Capital markets 0.1%
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan (3 month LIBOR + 6.750%)	7.750	11-28-23	949,995	898,933
Diversified financial services 0.5%
AlixPartners LLP, 2017 Term Loan B (1 month LIBOR + 2.500%)	2.645	04-04-24	1,022,436	990,485
Allied Universal Holdco LLC, 2019 Term Loan B (1 month LIBOR + 4.250%)	4.398	07-10-26	543,631	531,883
Crown Finance US, Inc., 2018 USD Term Loan (6 month LIBOR + 2.500%)	2.769	02-28-25	945,317	525,672
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%)	4.750	04-09-27	608,063	597,677
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%)	3.398	10-01-25	727,050	715,352
Insurance 0.5%
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%)	3.399	05-09-25	1,002,356	968,838
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%)	3.148	08-04-22	1,028,583	1,011,313
HUB International, Ltd., 2019 Incremental Term Loan B (3 month LIBOR + 4.000%)	5.000	04-25-25	779,484	774,519
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.250%)	4.000	09-01-27	475,000	470,844
Health care 2.3%				14,980,384
Health care equipment and supplies 0.2%
Global Medical Response, Inc., 2020 Term Loan B (3 month LIBOR + 4.750%)	5.750	09-24-25	1,214,366	1,175,275
Health care providers and services 1.2%
Air Methods Corp., 2017 Term Loan B (3 month LIBOR + 3.500%)	4.500	04-22-24	1,271,243	1,082,832
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.898	10-10-25	2,004,535	1,424,683
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	3.500	08-18-22	1,242,703	1,232,388
Legacy LifePoint Health LLC, 2018 Term Loan B (1 month LIBOR + 3.750%)	3.898	11-16-25	1,689,905	1,637,366
Surgery Center Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%)	4.250	09-03-24	1,265,830	1,197,589
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	3.750	02-06-24	1,464,342	1,189,778
Health care technology 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 and 3 month LIBOR + 2.500%)	3.500	03-01-24	1,322,738	1,289,510
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	19

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Life sciences tools and services 0.2%
Avantor, Inc., 2020 First Lien Term Loan B (J)	TBD	10-29-27	1,200,000	$1,194,000
Pharmaceuticals 0.5%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	3.149	06-02-25	1,082,813	1,056,197
Catalent Pharma Solutions, Inc., Term Loan B2 (1 month LIBOR + 2.250%)	3.250	05-18-26	659,950	655,825
Endo International PLC, 2017 Term Loan B (3 month LIBOR + 4.250%)	5.000	04-29-24	1,231,942	1,167,265
IQVIA, Inc., 2017 USD Term Loan B2 (1 month LIBOR + 1.750%)	1.898	01-17-25	689,396	677,676
Industrials 3.6%				24,153,783
Air freight and logistics 0.1%
XPO Logistics, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	2.148	02-24-25	720,000	705,240
Airlines 0.1%
SkyMiles IP, Ltd., 2020 1st Lien Term Loan B (3 month LIBOR + 3.750%)	4.750	10-20-27	550,000	547,366
Building products 0.4%
APi Group DE, Inc., Term Loan B (1 month LIBOR + 2.500%)	5.500	10-01-26	618,567	604,457
Cornerstone Building Brands, Inc., 2018 Term Loan (1 month LIBOR + 3.750%)	3.895	04-12-25	870,315	852,090
HNC Holdings, Inc., Term Loan B (1 month LIBOR + 4.000%)	5.000	10-05-23	829,946	821,132
Commercial services and supplies 0.9%
Camelot Finance SA, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%)	4.000	10-30-26	300,000	296,376
Clean Harbors, Inc., 2017 Term Loan B (1 month LIBOR + 1.750%)	1.898	06-28-24	577,105	574,652
GFL Environmental, Inc., 2018 USD Term Loan B (1 and 3 month LIBOR + 3.000%)	4.000	05-30-25	922,384	912,902
Illuminate Buyer LLC, Term Loan (1 month LIBOR + 4.000%)	4.148	06-16-27	765,000	751,253
Intrado Corp., 2017 Term Loan (1 month LIBOR + 4.000%)	5.000	10-10-24	1,159,178	1,076,772
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	5.145	09-21-26	796,250	786,297
Prime Security Services Borrower LLC, 2019 Term Loan B1 (1, 3 and 12 month LIBOR + 3.250%)	4.250	09-23-26	1,082,609	1,067,550
TMS International Holding Corp., 2018 Term Loan B2 (1 and 3 month LIBOR + 2.750%)	3.750	08-14-24	367,992	351,432
Trugreen, Ltd., Partnership 2020 Term Loan (J)	TBD	10-29-27	300,000	297,000
Electrical equipment 0.1%
Vertiv Group Corp., Term Loan B (1 month LIBOR + 3.000%)	3.148	03-02-27	845,750	829,046
Machinery 1.5%
Alliance Laundry Systems LLC, Term Loan B (3 month LIBOR + 3.500%)	4.250	10-08-27	560,000	554,400
Blount International, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	4.750	04-12-23	1,145,098	1,135,937
Douglas Dynamics LLC, 2020 Additional Term Loan B (1 month LIBOR + 3.750%)	4.750	06-08-26	1,076,818	1,066,049
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	3.148	03-29-25	1,043,843	1,014,490
Filtration Group Corp., 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.500	03-31-25	700,000	690,081
Gates Global LLC, 2017 USD Repriced Term Loan B (1 month LIBOR + 2.750%)	3.750	04-01-24	1,733,876	1,697,759
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%)	3.650	11-06-24	1,731,314	1,711,837
Titan Acquisition, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	3.361	03-28-25	726,691	688,750
Vertical US Newco, Inc., USD Term Loan B (6 month LIBOR + 4.250%)	4.570	07-30-27	580,000	570,940
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.648	10-23-25	786,162	716,885
Professional services 0.3%
Creative Artists Agency LLC, 2019 Term Loan B (1 month LIBOR + 3.750%)	3.898	11-27-26	951,681	910,939
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.750%)	3.906	02-06-26	568,571	559,213
Trans Union LLC, 2019 Term Loan B5 (1 month LIBOR + 1.750%)	1.898	11-16-26	768,195	748,191
20	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail 0.1%
Genesee & Wyoming, Inc., Term Loan (3 month LIBOR + 2.000%)	2.220	12-30-26	859,375	$840,194
Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc., 2017 Term Loan B (1 month LIBOR + 2.250%)	2.398	01-02-25	801,218	774,553
Information technology 2.0%				13,118,326
Communications equipment 0.2%
CommScope, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	3.398	04-06-26	738,824	711,775
Plantronics, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.647	07-02-25	639,575	611,062
Electronic equipment, instruments and components 0.4%
CPI International, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	07-26-24	945,476	899,781
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	02-28-25	1,150,500	1,055,584
Robertshaw US Holding Corp., 2018 2nd Lien Term Loan (1 month LIBOR + 8.000%)	9.000	02-28-26	700,000	430,500
Software 0.9%
BY Crown Parent LLC, Term Loan B1 (1 month LIBOR + 3.000%)	4.000	01-31-26	503,738	493,033
Cornerstone OnDemand, Inc., Term Loan B (1 month LIBOR + 4.250%)	4.396	04-22-27	682,582	675,756
Finastra USA, Inc., USD 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.500	06-13-24	772,902	728,244
Sophia LP, 2020 1st Lien Term Loan (3 month LIBOR + 3.750%)	4.500	10-07-27	610,000	599,453
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	1.898	04-16-25	590,781	573,429
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	1.898	04-16-25	415,065	402,874
Surf Holdings LLC, USD Term Loan (3 month LIBOR + 3.500%)	3.750	03-05-27	847,875	820,107
The Ultimate Software Group, Inc., 2020 Incremental Term Loan B (3 month LIBOR + 4.000%)	4.750	05-04-26	430,000	427,046
The Ultimate Software Group, Inc., Term Loan B (1 month LIBOR + 3.750%)	3.895	05-04-26	673,324	660,794
Xperi Holding Corp., 2020 Term Loan B (1 month LIBOR + 4.000%)	4.148	06-01-25	533,250	515,253
Technology hardware, storage and peripherals 0.5%
Dell International LLC, 2019 Term Loan B (1 month LIBOR + 2.000%)	2.750	09-19-25	1,420,884	1,404,359
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	4.000	05-16-24	913,987	901,228
TierPoint LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	4.750	05-06-24	924,257	896,529
Western Digital Corp., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	1.898	04-29-23	314,427	311,519
Materials 1.6%				10,830,599
Chemicals 0.7%
Alpha 3 BV, 2017 Term Loan B1 (3 month LIBOR + 3.000%)	4.000	01-31-24	1,400,174	1,373,053
Encapsys LLC, 2020 Term Loan B2 (1 month LIBOR + 3.250%)	3.395	11-07-24	1,268,670	1,247,737
Ferro Corp., 2018 USD Term Loan B1 (3 month LIBOR + 2.250%)	2.470	02-14-24	1,603,124	1,572,569
PQ Corp., 2020 USD Incremental Term Loan B (3 month LIBOR + 3.000%)	4.000	02-07-27	778,050	769,686
Construction materials 0.3%
White Cap Buyer LLC, Term Loan B (J)	TBD	10-08-27	356,745	351,201
White Cap Buyer LLC, Term Loan B (6 month LIBOR + 4.000%)	4.500	10-19-27	1,400,000	1,378,244
Containers and packaging 0.3%
Berry Global, Inc., Term Loan W (1 month LIBOR + 2.000%)	2.147	10-01-22	985,000	973,476
Graham Packaging Company, Inc., Term Loan (1 month LIBOR + 3.750%)	4.500	08-04-27	315,000	312,111
Reynolds Group Holdings, Inc., 2020 Term Loan B2 (1 month LIBOR + 3.250%)	3.398	02-05-26	690,000	672,750
Paper and forest products 0.3%
Asplundh Tree Expert LLC, Term Loan B (1 month LIBOR + 2.500%)	2.640	09-07-27	660,000	657,941
Flex Acquisition Company, Inc., 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%)	4.000	12-29-23	1,563,145	1,521,831
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	21

	Rate (%)	Maturity date	Par value^	Value
Real estate 0.3%				$1,730,687
Equity real estate investment trusts 0.1%
VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 1.750%)	1.896	12-20-24	780,000	747,825
Real estate management and development 0.2%
Realogy Group LLC, 2018 Term Loan B (1 month LIBOR + 2.250%)	3.000	02-08-25	1,027,443	982,862
Utilities 0.3%				1,965,413
Electric utilities 0.2%
Vistra Operations Company LLC, 1st Lien Term Loan B3 (1 month LIBOR + 1.750%)	1.895	12-31-25	1,167,314	1,138,866
Independent power and renewable electricity producers 0.1%

Calpine Corp., Term Loan B5 (1 month LIBOR + 2.250%)	2.400	01-15-24	848,437	826,547

Collateralized mortgage obligations 15.7%				$104,674,924
(Cost $105,995,994)
Commercial and residential 15.5%				103,457,983
280 Park Avenue Mortgage Trust Series 2017-280P, Class A (1 month LIBOR + 0.880%) (A)(C)	1.028	09-15-34	2,500,000	2,498,448
Arroyo Mortgage Trust Series 2018-1, Class A1 (C)(K)	3.763	04-25-48	648,252	655,249
BBCMS Mortgage Trust
Series 2018-TALL, Class A (1 month LIBOR + 0.722%) (A)(C)	0.870	03-15-37	3,200,000	3,079,959
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(C)	1.119	03-15-37	1,825,000	1,726,877
BBCMS Trust Series 2018-BXH, Class A (1 month LIBOR + 1.000%) (A)(C)	1.148	10-15-37	2,003,002	1,898,121
BX Commercial Mortgage Trust
Series 2019-IMC, Class B (1 month LIBOR + 1.300%) (A)(C)	1.448	04-15-34	3,440,000	3,242,149
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(C)	1.068	10-15-36	2,135,920	2,134,589
Series 2019-XL, Class B (1 month LIBOR + 1.080%) (A)(C)	1.228	10-15-36	1,423,947	1,420,391
Series 2020-BXLP, Class B (1 month LIBOR + 1.000%) (A)(C)	1.148	12-15-36	1,498,628	1,485,866
BX Trust Series 2019-ATL, Class A (1 month LIBOR + 1.087%) (A)(C)	1.235	10-15-36	4,000,000	3,839,953
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (1 month LIBOR + 1.854%) (A)(C)	2.002	11-15-31	1,216,964	1,129,625
CGDB Commercial Mortgage Trust Series 2019-MOB, Class A (1 month LIBOR + 0.950%) (A)(C)	1.098	11-15-36	2,000,000	1,985,008
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A (1 month LIBOR + 1.100%) (A)(C)	1.248	07-15-30	2,170,815	2,075,584
CHT Mortgage Trust Series 2017-CSMO, Class A (1 month LIBOR + 0.930%) (A)(C)	1.078	11-15-36	3,900,000	3,758,329
Citigroup Commercial Mortgage Trust (Citigroup/Drexel Hamilton)
Series 2018-TBR, Class A (1 month LIBOR + 0.830%) (A)(C)	0.978	12-15-36	3,575,000	3,434,748
Series 2019-SST2, Class A (1 month LIBOR + 0.920%) (A)(C)	1.068	12-15-36	3,040,000	2,987,695
Citigroup Mortgage Loan Trust Series 2013-2, Class 5A1 (1 month LIBOR + 0.140%) (A)(C)	0.288	07-25-36	293,278	292,538
CLNY Trust Series 2019-IKPR, Class A (1 month LIBOR + 1.129%) (A)(C)	1.277	11-15-38	3,500,000	3,269,979
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%) (A)	0.829	02-25-35	1,760,455	1,625,078
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (A)(C)	1.378	05-15-36	3,000,000	2,986,870
DBGS Mortgage Trust Series 2018-5BP, Class A (1 month LIBOR + 0.645%) (A)(C)	0.793	06-15-33	3,750,000	3,688,822
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1 (C)(K)	2.976	12-25-57	520,865	521,409
Series 2019-2A, Class A1 (C)(K)	3.558	04-25-59	1,093,417	1,106,201
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (1 month LIBOR + 0.300%) (A)(C)	0.456	11-26-35	168	151
22	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GS Mortgage Securities Corp. Trust Series 2020-TWN3, Class A (1 month LIBOR + 2.000%) (A)(C)	2.148	11-15-37	2,375,000	$2,375,000
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (1 month LIBOR + 0.200%) (A)	0.347	05-19-47	1,495,660	1,435,731
Hilton Orlando Trust Series 2018-ORL, Class A (1 month LIBOR + 0.770%) (A)(C)	0.918	12-15-34	2,250,000	2,159,973
HMH Trust Series 2017-NSS, Class E (C)	6.292	07-05-31	600,000	468,589
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (1 month LIBOR + 1.830%) (A)(C)	1.989	08-05-34	6,250,000	5,691,248
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (K)	2.902	01-25-36	468,524	409,128
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AMS	5.337	05-15-47	4,135,459	3,690,481
Series 2019-MARG, Class A (1 month LIBOR + 1.100%) (A)(C)	1.248	05-15-34	2,250,000	2,165,279
Key Commercial Mortgage Securities Trust Series 2019-S2, Class A1 (C)	2.656	06-15-52	2,836,485	2,945,970
LSTAR Securities Investment Trust
Series 2019-3, Class A1 (1 month LIBOR + 1.500%) (A)(C)	1.649	04-01-24	2,446,026	2,420,569
Series 2019-4, Class A1 (1 month LIBOR + 1.500%) (A)(C)	1.649	05-01-24	3,267,055	3,250,399
MBRT Series 2019-MBR, Class A (1 month LIBOR + 0.850%) (A)(C)	0.998	11-15-36	4,300,000	4,176,344
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class A (1 month LIBOR + 0.850%) (A)(C)	0.998	11-15-34	2,673,393	2,539,688
Series 2019-NUGS, Class A (1 month LIBOR + 0.950%) (A)(C)	2.450	12-15-36	2,200,000	2,238,822
Motel 6 Trust Series 2017-MTL6, Class B (1 month LIBOR + 1.190%) (A)(C)	1.338	08-15-34	1,604,896	1,573,679
MSCG Trust Series 2018-SELF, Class A (1 month LIBOR + 0.900%) (A)(C)	1.048	10-15-37	1,775,000	1,774,453
MTRO Commercial Mortgage Trust Series 2019-TECH, Class A (1 month LIBOR + 0.900%) (A)(C)	1.048	12-15-33	2,375,000	2,364,767
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (C)(K)	3.834	01-15-32	4,250,000	4,415,305
RBSSP Resecuritization Trust
Series 2012-6, Class 6A1 (1 month LIBOR + 0.340%) (A)(C)	0.828	11-26-35	763,946	763,811
Series 2012-6, Class 8A1 (1 month LIBOR + 0.500%) (A)(C)	0.648	04-26-35	53,745	54,497
Verus Securitization Trust
Series 2019-2, Class A1 (C)(K)	3.211	05-25-59	474,715	479,330
Series 2019-3, Class A1 (C)	2.784	07-25-59	1,233,684	1,257,598
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class A1A (1 month LIBOR + 0.640%) (A)	0.789	01-25-45	496,958	491,037
Series 2005-AR11, Class A1A (1 month LIBOR + 0.320%) (A)	0.469	08-25-45	1,220,559	1,255,392
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (A)	0.609	04-25-45	1,153,483	1,153,828
Series 2005-AR8, Class 1A1A (1 month LIBOR + 0.540%) (A)	0.689	07-25-45	1,142,804	1,063,426
U.S. Government Agency 0.2%				1,216,941
Federal Home Loan Mortgage Corp.
Series 2015-SC02, Class 1A	3.000	09-25-45	138,626	140,778
Series 4013, Class DK	3.000	02-15-31	506,380	522,940

Government National Mortgage Association Series 2014-80, Class XA	3.000	06-20-40	533,392	553,223
Asset backed securities 7.3%				$48,497,447
(Cost $48,071,133)
Asset backed securities 7.3%				48,497,447
Aqua Finance Trust Series 2019-A, Class A (C)	3.140	07-16-40	1,334,748	1,364,137
Drive Auto Receivables Trust Series 2019-1, Class C	3.780	04-15-25	515,000	527,989
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Ford Credit Auto Owner Trust Series 2018-1, Class A (C)	3.190	07-15-31	2,575,000	$2,809,955
Hertz Vehicle Financing II LP Series 2017-1A, Class A (C)	2.960	10-25-21	614,924	616,030
Invitation Homes Trust
Series 2017-SFR2, Class A (1 month LIBOR + 0.850%) (A)(C)	0.997	12-17-36	1,894,993	1,890,919
Series 2018-SFR1, Class A (1 month LIBOR + 0.700%) (A)(C)	0.847	03-17-37	2,637,437	2,617,664
Series 2018-SFR2, Class A (1 month LIBOR + 0.900%) (A)(C)	1.048	06-17-37	3,093,974	3,080,371
Series 2018-SFR3, Class A (1 month LIBOR + 1.000%) (A)(C)	1.147	07-17-37	2,978,493	2,978,492
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1 (C)	1.426	08-15-53	2,625,000	2,627,135
Series 2020-T2, Class AT2 (C)	1.475	09-15-53	2,425,000	2,428,744
Ocwen Master Advance Receivables Trust Series 2020-T1, Class AT1 (C)	1.278	08-15-52	2,900,000	2,909,013
Santander Drive Auto Receivables Trust Series 2018-1, Class E (C)	4.370	05-15-25	1,775,000	1,827,623
SMB Private Education Loan Trust
Series 2015-B, Class A3 (1 month LIBOR + 1.750%) (A)(C)	1.898	05-17-32	900,000	915,558
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(C)	0.898	10-15-35	1,952,455	1,936,874
SoFi Professional Loan Program LLC
Series 2015-C, Class A1 (1 month LIBOR + 1.050%) (A)(C)	1.199	08-27-35	408,164	408,419
Series 2016-C, Class A1 (1 month LIBOR + 1.100%) (A)(C)	1.249	10-27-36	430,998	433,335
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) (A)(C)	1.099	01-25-39	241,825	242,787
Towd Point Mortgage Trust Series 2018-4, Class A1 (C)(K)	3.000	06-25-58	909,386	970,113
Trafigura Securitisation Finance PLC Series 2018-1A, Class A1 (1 month LIBOR + 0.730%) (A)(C)	0.878	03-15-22	3,780,000	3,767,734
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1 (C)	3.967	02-25-49	787,377	788,642
Series 2020-NPL5, Class A1A (C)	2.982	03-25-50	1,180,668	1,180,151
VOLT LXXX LLC Series 2019-NPL6, Class A1A (C)	3.228	10-25-49	1,431,393	1,432,424
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A (C)	3.327	11-26-49	2,650,750	2,654,107
VOLT LXXXIV LLC Series 2019-NP10, Class A1A (C)	3.426	12-27-49	1,601,773	1,604,802
VOLT LXXXVII LLC Series 2020-NPL4, Class A1 (C)	2.981	03-25-50	2,345,161	2,340,447
World Financial Network Credit Card Master Trust Series 2018-B, Class M	3.810	07-15-25	4,100,000	4,143,982

	Shares	Value
Common stocks 0.0%		$9,133
(Cost $98,204)
Energy 0.0%		9,133
Energy equipment and services 0.0%
Paragon Offshore PLC, Litigation Trust A (L)	2,695	270
Paragon Offshore PLC, Litigation Trust B (L)	1,348	8,749
Oil, gas and consumable fuels 0.0%
Euronav NV	7	52
Southcross Holdings LP, Class A (L)	246	62

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$16,231
(Cost $4,430)
Texas Competitive Electric Holdings Company LLC (H)(L)	11.500	10-01-20	10,820,544	16,231

24	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield*(%)	Maturity date		Par value^	Value
Short-term investments 8.0%					$53,033,277
(Cost $53,032,751)
Foreign government 0.0%					134,336
Egypt Treasury Bill	11.812	09-28-21	EGP	1,175,000	66,692
Egypt Treasury Bill	12.131	06-15-21	EGP	1,150,000	67,644

	Yield (%)	Shares	Value
Short-term funds 8.0%			52,898,941
John Hancock Collateral Trust (M)	0.2508(N)	197,698	1,978,678
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.0200(N)	50,920,263	50,920,263

Total investments (Cost $666,386,289) 99.8%	$663,662,670
Other assets and liabilities, net 0.2%	1,175,279
Total net assets 100.0%	$664,837,949

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $249,727,718 or 37.6% of the fund's net assets as of 10-31-20.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	All or a portion of this security is on loan as of 10-31-20. The value of securities on loan amounted to $1,939,572.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	Non-income producing security.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(N)	The rate shown is the annualized seven-day yield as of 10-31-20.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	25

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 10-31-20:
United States	76.5%
Mexico	1.4%
United Kingdom	1.3%
France	1.2%
Canada	1.1%
Luxembourg	1.0%
Other countries	17.5%
TOTAL	100.0%
26	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Dec 2020	$37,549,395	$37,543,438	$(5,957)
5-Year U.S. Treasury Note Futures	1,026	Long	Dec 2020	129,207,748	128,867,204	(340,544)
10-Year U.S. Treasury Note Futures	61	Short	Dec 2020	(8,495,800)	(8,431,343)	64,457
Ultra U.S. Treasury Bond Futures	312	Short	Dec 2020	(69,433,914)	(67,080,000)	2,353,914
						$2,071,870
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CLP	69,719,592	USD	88,551	CITI	11/30/2020	$1,592	—
CNY	1,440,604	USD	214,854	HUS	11/13/2020	—	$(24)
CZK	2,113,452	USD	92,333	CITI	12/7/2020	—	(1,975)
CZK	4,813,750	USD	210,470	GSI	12/7/2020	—	(4,664)
CZK	1,219,792	USD	53,282	JPM	12/7/2020	—	(1,131)
EUR	2,840,000	JPY	354,965,267	CITI	11/13/2020	—	(82,481)
EUR	2,830,000	USD	3,342,550	GSI	11/13/2020	—	(45,863)
EUR	5,690,000	USD	6,682,393	JPM	11/23/2020	—	(52,613)
EUR	1,636,331	USD	1,937,758	JPM	12/15/2020	—	(30,095)
GBP	7,762,374	EUR	8,513,000	CITI	11/13/2020	139,947	—
HUF	16,300,000	USD	52,348	CITI	12/18/2020	—	(625)
HUF	34,357,150	USD	110,017	GSI	12/18/2020	—	(995)
HUF	25,555,850	USD	81,836	JPM	12/18/2020	—	(743)
JPY	708,615,936	AUD	9,540,000	GSI	11/19/2020	63,291	—
MXN	36,390,000	USD	1,663,925	GSI	11/3/2020	51,654	—
MXN	147,580,000	USD	6,973,546	CITI	11/23/2020	—	(30,810)
MXN	29,200,000	USD	1,379,764	GSI	11/23/2020	—	(6,083)
MXN	36,390,000	USD	1,738,367	JPM	12/3/2020	—	(28,396)
PLN	133,000	USD	34,914	CITI	12/7/2020	—	(1,313)
PLN	585,266	USD	153,708	GSI	12/7/2020	—	(5,849)
PLN	530,000	USD	139,256	JPM	12/7/2020	—	(5,359)
THB	10,410,664	USD	332,441	GSI	12/4/2020	1,510	—
USD	189,158	CNY	1,298,000	CITI	11/13/2020	—	(4,406)
USD	220,660	CNY	1,514,000	HUS	11/13/2020	—	(5,115)
USD	214,925	COP	800,597,000	CITI	11/20/2020	8,224	—
USD	13,711	CZK	320,000	GSI	12/7/2020	30	—
USD	5,586,033	EUR	4,705,077	JPM	12/15/2020	100,772	—
USD	32,677	IDR	486,143,031	CITI	11/6/2020	—	(412)
USD	1,744,279	MXN	36,390,000	JPM	11/3/2020	28,700	—
USD	67,691	MXN	1,440,127	CITI	11/30/2020	—	(4)
USD	39,303	MXN	833,523	GSI	11/30/2020	122	—
USD	39,324	MXN	833,725	JPM	11/30/2020	134	—
USD	97,121	PEN	348,181	CITI	11/17/2020	819	—
USD	32,177	PEN	114,821	GSI	11/17/2020	419	—
USD	12,041	PEN	43,000	JPM	11/17/2020	148	—
USD	51,175	PLN	195,000	JPM	12/7/2020	1,911	—
USD	71,472	RUB	5,564,275	GSI	12/21/2020	1,792	—
USD	201,717	ZAR	3,314,664	GSI	12/14/2020	—	(989)
						$401,065	$(309,945)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	27

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.34	60,600,000	USD	$60,600,000	1.000%	Quarterly	Dec 2025	$3,874,934	$(535,310)	$3,339,624
Centrally cleared	CDX.NA.IG.35	66,275,000	USD	66,275,000	1.000%	Quarterly	Dec 2025	(1,556,300)	340,075	(1,216,225)
				$126,875,000				$2,318,634	$(195,235)	$2,123,399

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.34	3.980%	12,673,000	USD	$12,673,000	5.000%	Quarterly	Jun 2025	$699,995	$(75,273)	$624,722
					$12,673,000				$699,995	$(75,273)	$624,722

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx USD Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	10,200,000	Dec 2020	JPM	—	$(180,074)	$(180,074)
								—	$(180,074)	$(180,074)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Bhat
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
28	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2020, by major security category or type:
	Total value at 10-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$8,926,428	—	$8,926,428	—
Foreign government obligations	68,750,958	—	68,750,958	—
Corporate bonds	259,477,587	—	259,477,541	$46
Term loans	120,276,685	—	120,276,685	—
Collateralized mortgage obligations	104,674,924	—	104,674,924	—
Asset backed securities	48,497,447	—	48,497,447	—
Common stocks	9,133	$52	9,081	—
Escrow certificates	16,231	—	—	16,231
Short-term investments	53,033,277	52,898,941	134,336	—
Total investments in securities	$663,662,670	$52,898,993	$610,747,400	$16,277
Derivatives:
Assets
Futures	$2,418,371	$2,418,371	—	—
Forward foreign currency contracts	401,065	—	$401,065	—
Swap contracts	3,964,346	—	3,964,346	—
Liabilities
Futures	(346,501)	(346,501)	—	—
Forward foreign currency contracts	(309,945)	—	(309,945)	—
Swap contracts	(1,396,299)	—	(1,396,299)	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	197,698	—	$2,587,092	$(608,248)	$(107)	$(59)	$745	—	$1,978,678
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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